UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Priest
Title:  Chief Operating Officer
Phone:  (212) 984-8822


Signature, Place and Date of Signing:

/s/ Michael Priest             New York, New York               May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $667,081
                                         (thousands)


List of Other Included Managers:  NONE

                                             FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                          VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------               ---------         ------      --------- -------- ---------  ----------- ---------   ----- ------- -----

ALLERGAN INC                  COM               018490102   11,163     100,000 SH           SOLE        N/A     100,000   0      0
APPLE INC                     COM               037833100   18,592      42,000 SH           SOLE        N/A      42,000   0      0
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   52,090     500,000 SH           SOLE        N/A     500,000   0      0
COINSTAR INC                  COM               19259P300    1,753      30,000 SH           SOLE        N/A      30,000   0      0
COLFAX CORP                   COM               194014106    8,145     175,000 SH           SOLE        N/A     175,000   0      0
DISCOVERY COMMUNICATNS NEW    COM SER A         25470F104   12,992     165,000 SH           SOLE        N/A     165,000   0      0
DONNELLEY R R & SONS CO       COM               257867101    1,627     135,000 SH           SOLE        N/A     135,000   0      0
EBAY INC                      COM               278642103   54,220   1,000,000 SH           SOLE        N/A   1,000,000   0      0
EXPRESS SCRIPTS HLDG CO       COM               30219G108   25,929     450,000 SH           SOLE        N/A     450,000   0      0
FRESH MKT INC                 COM               35804H106   12,831     300,000 SH           SOLE        N/A     300,000   0      0
GRIFOLS S A                   SP ADR REP B NVT  398438408   24,659     850,000 SH           SOLE        N/A     850,000   0      0
GROUPON INC                   COM CL A          399473107   27,540   4,500,000 SH           SOLE        N/A   4,500,000   0      0
ILLUMINA INC                  COM               452327109   18,353     340,000 SH           SOLE        N/A     340,000   0      0
INTUITIVE SURGICAL INC        COM NEW           46120E602   22,104      45,000 SH           SOLE        N/A      45,000   0      0
LIBERTY GLOBAL INC            COM SER A         530555101   46,963     640,000 SH           SOLE        N/A     640,000   0      0
LIBERTY GLOBAL INC            COM SER C         530555309   14,275     208,000 SH           SOLE        N/A     208,000   0      0
LIBERTY INTERACTIVE CORP      LBT VENT COM A    53071M880   40,435     535,000 SH           SOLE        N/A     535,000   0      0
LIBERTY MEDIA CORP DELAWARE   CL A              531229102   27,349     245,000 SH           SOLE        N/A     245,000   0      0
MASTERCARD INC                CL A              57636Q104   13,528      25,000 SH           SOLE        N/A      25,000   0      0
NATURAL GROCERS BY VITAMIN C  COM               63888U108    4,623     205,000 SH           SOLE        N/A     205,000   0      0
NETFLIX INC                   COM               64110L106   14,196      75,000 SH           SOLE        N/A      75,000   0      0
PITNEY BOWES INC              COM               724479100    3,715     250,000 SH           SOLE        N/A     250,000   0      0
PRICELINE COM INC             COM NEW           741503403   27,526      40,000 SH           SOLE        N/A      40,000   0      0
QUAD / GRAPHICS INC           COM CL A          747301109    3,160     132,000 SH           SOLE        N/A     132,000   0      0
RADIOSHACK CORP               COM               750438103    2,352     700,000 SH           SOLE        N/A     700,000   0      0
RESTORATION HARDWARE HLDGS I  COM               761283100   26,695     762,706 SH           SOLE        N/A     762,706   0      0
SIRIUS XM RADIO INC           COM               82967N108   10,780   3,500,000 SH           SOLE        N/A   3,500,000   0      0
ULTA SALON COSMETCS & FRAG I  COM               90384S303   71,129     875,000 SH           SOLE        N/A     875,000   0      0
VIRGIN MEDIA INC              COM               92769L101    4,897     100,000 SH           SOLE        N/A     100,000   0      0
ZOETIS INC                    CL A              98978V103   63,460   1,900,000 SH           SOLE        N/A   1,900,000   0      0

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